Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities	12 Months Ended
Mar. 31, 2026
Other assets Office buildings, land, equipment and facilities and Other Other liabilities [Abstract]
Other assets—Office buildings, land, equipment and facilities and Other / Other liabilities
11. Other assets—Office buildings, land, equipment and facilities and Other / Other liabilities:
Office buildings, land, equipment and facilities
The following table presents a breakdown of owned and leased office buildings, land, equipment and facilities as of March 31, 2025 and 2026.

	Millions of yen
	March 31
	2025	2026
Land	¥42,934	¥64,327
Office buildings	46,173	52,876
Equipment and facilities	26,793	80,000
Software	143,002	170,292
Construction in progress	20,761	37,644
Operating lease ROU assets	156,791	138,708

Total	¥436,454	¥543,847

D
epreci
ation and amortization charges are reported within
Non-interest
expenses—Information processing and communications
in the amount of ¥47,244 million, ¥47,714 million, and ¥51,527 million, and in
Non-interest
expenses—Occupancy and related depreciation
in the amount of ¥14,096 million, ¥13,939 million, and ¥13,703 million for the years ended March 31, 2024, 2025 and 2026, respectively.

Other assets—Other / Other liabilities
The following table presents components of
Other assets
—
Other
and
Other liabilities
in the consolidated balance sheets as of March 31, 2025 and 2026.

	Millions of yen
	March 31
	2025	2026
Other assets — Other:
Securities received as collateral	¥382,780	¥504,843
Goodwill and other intangible assets	73,345	315,379
Net deferred tax assets (1)	25,224	41,778
Investments in equity securities for other than operating purposes (2)	302,973	386,473
Deposit receivables (3)	214,587	206,563
Prepaid expenses	28,003	34,097
Other	97,561	109,324

Total	¥1,124,473	¥1,598,457

Other liabilities:
Obligation to return securities received as collateral	¥382,780	¥504,843
Accrued income taxes	88,424	105,154
Net deferred tax liabilities (1)	113,820	146,706
Other accrued expenses and provisions (4)	551,064	700,592
Operating lease liabilities	174,132	156,279
Other	146,378	200,061

Total	¥1,456,598	¥1,813,635

(1)
Net deferred tax assets are deferred tax assets offset by deferred tax liabilities which relate to the same tax-paying
component within a particular tax jurisdiction. Net deferred tax liabilities are deferred tax liabilities offset by deferred tax assets which relate to the same tax-paying
component within a particular tax jurisdiction. See Note 1
7
 “
Income taxes
” for further information.

(2)
Includes equity securities held for other than trading or operating purposes. These investments comprise listed equity securities and unlisted equity securities of ¥5,889 million and ¥297,085 million
,
respectively, as of March 31, 2025, and ¥15,776 million and ¥370,642 million
,
respectively, as of March 31, 2026. These securities are generally carried at fair value, with changes in fair value recognized and reported within
Revenue
—
Other
in the consolidated statements of income. Also includes equity securities without a readily determinable fair value. See Note 6 “
Non-trading
investments
” for further information.

(3)	Includes Japan Securities Clearing Corporation’s clearing fund.
(4)
Includes a liability of ¥14,240 million and ¥13,077
million as of March 31, 2025 and 2026, respectively, in respect of all outstanding and unsettled investigations, lawsuits and other legal proceedings where loss is considered probable and the amount of such loss can be reasonably estimated. See Note 22 “
Commitments, contingencies and guarantees
” for further information.

Goodwill
Goodwill is recognized upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired. Subsequent to initial recognition, goodwill is not amortized but is tested for impairment during the fourth quarter of each fiscal year, or more often if events or circumstances, such as adverse changes in the business climate, indicate there may be impairment.

Impairment testing of goodwill is inherently subjective and often requires management judgment to determine when to perform an impairment test, whether qualitatively the fair value of a reporting unit exceeds its carrying value and also to estimate the fair value of a reporting unit when a quantitative impairment test is required.
An annual goodwill impairment test was performed in the quarter ended March 31, 2025 and 2026.
The following tables present changes in goodwill, which are reported in the consolidated balance sheets within
Other assets
—
Other
for the years ended March 31, 2025 and 2026.

	Millions of yen
	Year ended March 31, 2025
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment	Other (1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Investment Management (2)	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
Wholesale	112,379	(93,537)	18,842	—	—	(2,061)	110,318	(93,537)	16,781
Other	418	—	418	—	—	—	418	—	418

Total	¥112,797	¥(93,537)	¥19,260	¥—	¥—	¥(2,061)	¥110,736	¥(93,537)	¥17,199

	Millions of yen
	Year ended March 31, 2026
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment (3)	Other (1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Investment Management (2)	¥—	¥—	¥—	¥150,976	¥—	¥3,128	¥154,104	¥—	¥154,104
Wholesale	110,318	(93,537)	16,781	—	—	1,189	111,507	(93,537)	17,970
Other	418	—	418	35	(35)	—	453	(35)	418

Total	¥110,736	¥(93,537)	¥17,199	¥151,011	¥(35)	¥4,317	¥266,064	¥(93,572)	¥172,492

(1)	Includes currency translation adjustments.
(2)	Nomura recognized goodwill in December 2025 as a result of the Macquarie Acquisition. See Note 10 “ Business Combination s ” for further information.
(3)	The impairment recognized during the current period was not a significant amount.
Finite-lived and indefinite-lived intangible assets
As discussed in Note 10 “
Business Combination
s
”
to the Consolidated Financial Statements, the Company completed the Macquarie Acquisition on December 1, 2025, which resulted in the recognition of certain identifiable intangible assets.

The following table presents finite-lived intangible assets by type as of March 31, 2025 and 2026.

	Millions of yen
	March 31, 2025			March 31, 2026
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships (1)	¥77,736	¥(75,382)	¥2,354	¥197,727	¥(84,144)	¥113,583
Other	3,218	(2,549)	669	3,513	(2,965)	548

Total	¥80,954	¥(77,931)	¥3,023	¥201,240	¥(87,109)	¥114,131

(1)
Client relationships as of March 31, 2026 include intangible assets with a net carrying value of ¥112,659 million as of March 31, 2026 related to the Macquarie Acquisition described in Note 10 “
Business Combination
s
” to the consolidated financial statements, weighted average amortization period for the corresponding intangible assets is 12 years.

Amortization

expenses for the years ended March 31, 2024, 2025 and 2026 were ¥
2,479
 million, ¥
2,552
 million and ¥
4,854
 million, respectively.
Estimated amortization expenses for the next five years are shown below.

Millions of yen
Year ending March 31	Estimated amortization expense
2027	¥10,300
2028	9,752
2029	9,752
2030	9,752
2031	9,752
The amounts of indefinite-lived intangibles, which primarily includes crypto assets and trademarks, were ¥
53,123
 million and ¥
28,756
 million as of March 31, 2025 and 2026, respectively.
An annual impairment test was performed during the years ended March 31, 2025 and 2026 against these intangibles. The estimated fair value of each intangible exceeded carrying value and therefore no impairment loss was recognized.
Asset retirement obligations
Nomura recognizes a liability in the consolidated balances within
Other liabilities – Other
in respect of legal obligations incurred in connection with the restoration of leased property to its original condition at the end of the lease term. These asset retirement obligations (“AROs”) are recognized in the period when the legal obligation is incurred and are measured at the present value of the expected cost of the obligation.

The following table presents changes in AROs during the years ended March 31, 2025 and 2026.

	Millions of yen
	March 31
	2025	2026
Balance at beginning of year	¥15,512	¥16,193
Provision for the year	161	757
Settled during the year	(413)	(233)
Revisions in estimated cash flows	933	5,219

Balance at end of year	¥16,193	¥21,936